Description of Business and Basis of Presentation (Details Textual) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			23 Months Ended
	Apr. 23, 2020	Sep. 03, 2019	Feb. 28, 2019	Oct. 10, 2018	Oct. 05, 2018	May 31, 2020	Feb. 29, 2020	Oct. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2018	Dec. 23, 2020	Oct. 31, 2019	Mar. 31, 2019
Common stock, par value (in dollars per share)									$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Sale of Securities, Value, Available to Issue														$ 150,000,000				$ 80,000,000
Sale of Securities, Value, Remaining Available to Issue														10,900,000
Sale of Securities Covered Under Prospectus Supplement, Value, Anticipated Sales Under Purchase Agreement														4,000,000	$ 5,700,000
Proceeds from Issuance of Common Stock															4,828,000
Revenue from Contract with Customer, Including Assessed Tax									$ 1,925,000	$ 11,463,000	$ 10,922,000	$ 11,463,000		12,839,000	$ 0
Proceeds from Issuance of Long-term Debt, Total											$ 781,000
Subsequent Event [Member]
Common stock, par value (in dollars per share)																	$ 0.0001
License [Member]
Revenue from Contract with Customer, Including Assessed Tax														$ 10,000,000
Cowen and Company, LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)																47,638
Proceeds from Issuance of Common Stock																$ 4,900,000
Sale of Stock, Commission Fee																3.00%
RBC Capital Markets, LLC [Member]
Sale of Stock, Authorized Offering Price																$ 50,000,000			$ 3,200,000
Lincoln Park [Member]
Sale of Securities, Value, Available to Issue			$ 15,000,000				$ 4,000,000						$ 4,000,000
Stock Issued During Period, Shares, New Issues (in shares)											559,971		212,579	212,579
Proceeds from Issuance of Common Stock											$ 2,300,000		$ 5,400,000	$ 5,400,000
Purchase Agreement, Term (Month)			3 years				1 year
Purchase Agreement, Additional Shares to Be Issued as Commitment Shares (in shares)			7,512			19,289	19,289				19,289
Purchase Agreement, Maximum Shares to be Issued (in shares)						579,260
Lincoln Park [Member] | Subsequent Event [Member]
Sale of Securities, Value, Available to Issue							$ 4,000,000						$ 4,000,000
Purchase Agreement, Term (Month)							1 year
Purchase Agreement, Additional Shares to Be Issued as Commitment Shares (in shares)							19,289
KVK [Member]
License Agreement, Estimated Pre-launch Payments and Costs Reimbursements								$ 3,400,000
License Agreement, Pre-launch Payment Reimbursement Within 10 Days of Initial Adoption Milestone								2,000,000
License Agreement, Maximum Payments Received for Sales Milestones								$ 53,000,000
KVK [Member] | Maximum [Member]
License Agreement, Percentage of Net Sales on Rolling Four Quarter Basis Received								50.00%
KVK [Member] | Minimum [Member]
License Agreement, Percentage of Net Sales on Rolling Four Quarter Basis Received								30.00%
GPC [Member] | License [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 10,000,000							$ 0	$ 11,500,000	$ 7,300,000	$ 1,000,000
Revenue Recognition, Milestone Method, Revenue to be Recognized		63,000,000
Revenue Recognition, Milestone Method, Additional Revenue to be Recognized		$ 420,000,000
Royalty Revenue, Percent		10.00%
Regulatory Milestone Revenue to Be Earned Following FDA Acceptance		$ 5,000,000				$ 5,000,000
First ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)														212,579	47,638
Proceeds from Issuance of Common Stock														$ 5,400,000
Second ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)														0
Second ATM Agreement [Member] | RBC Capital Markets, LLC [Member] | Maximum [Member]
Sale of Stock, Authorized Offering Price																$ 50,000,000
Underwriting Agreement [Member] | RBC Capital Markets, LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)				520,833	520,833
Shares Issued, Price Per Share				$ 48.00
Proceeds from Issuance of Common Stock, Net				$ 23,100,000
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 800,000